BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Value V.I. Fund

Supplement dated December 24, 2008 to the Prospectus dated May 1, 2008

On December 9, 2008, the Board of Directors of BlackRock Variable Series Funds, Inc. (the “Corporation”), approved the re-opening of the Class III Shares of the BlackRock Large Cap Core V.I. Fund and the BlackRock Large Cap Value V.I. Fund (each, a “Fund” and together, the “Funds”), each a series of the Corporation. The Class III Shares of each Fund were re-opened to new investors effective December 15, 2008. All references to the Funds no longer offering Class III Shares are hereby removed from each Fund’s Prospectus and Statement of Additional Information.

The following information supplements the BlackRock Large Cap Core V.I. Fund’s Prospectus:

Risk/Return

The table shown below provides an indication of the risks of investing in the Fund. The table does not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for Class III Shares of the Fund for the periods shown with those of the Russell 1000® Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2007)	One Year	Five Years	Ten Years

BlackRock VS: Large Cap Core V.I. Fund — Class III[1]	8.12%	16.72%	8.46%

Russell 1000® Index[2]	5.77%	13.43%	6.20%

1	The returns for Class III Shares prior to September 30, 2004, the commencement of operations of Class III Shares, are based upon performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

2	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

Fees and Expenses

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold Class III Shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class III

Management Fees	0.46%

Distribution (12b-1) Fees	0.25%

Other Expenses (including transfer agency fees)[1,2]	0.09%

Total Annual Fund Operating Expenses	0.80%

1	PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.

2	Includes Acquired Fund Fees and Expenses, which are less than 0.01%.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class III Shares	$82	$255	$444	$990

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Core V.I. Fund Class III
	For the Year Ended December 31,			For the Period September 30, 2004† to December 31, 2004
	2007‡	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$32.23	$31.76	$29.38	$26.07

Investment income — net*	.23	.28	.20	.12

Realized and unrealized gain — net	2.42	4.35	3.74	3.43

Total from investment operations	2.65	4.63	3.94	3.55

Less dividends and distributions
Investment income — net	(.25)	(.32)	(.20)	(.24)
Realized gain — net	(4.80)	(3.84)	(1.36)	—

Total dividends and distributions	(5.05)	(4.16)	(1.56)	(.24)

Net asset value, end of period	$29.83	$32.23	$31.76	$29.38

Total Investment Return**

Based on net asset value per share	8.12%	14.68%	13.43%	13.61	%††

Ratios to Average Net Assets

Expenses	.76%	.60%	.54%	.53	%***

Investment income — net	.68%	.85%	.67%	1.70	%***

Supplemental Data

Net assets, end of period (in thousands)	$0	$1	$1	$1

Portfolio turnover	72%	72%	75%	131%

‡	On December 31, 2007, Class III shares were liquidated at the end of period net asset value.
*	Based on average shares outstanding.
**	Total investment returns exclude insurance-related fees and expenses.
***	Annualized.
†	Commencement of operations.
††	Aggregate total investment return.

2

The following information supplements the BlackRock Large Cap Value V.I. Fund’s Prospectus:

Risk/Return

The table shown below provides an indication of the risks of investing in the Fund. The table does not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for Class III Shares of the Fund for the periods shown with those of the Russell 1000® Value Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2007)	One Year	Five Years	Life of Fund[1]

BlackRock VS: Large Cap Value V.I. Fund — Class III[2]	5.69%	18.45%	11.65%

Russell 1000® Value Index[3]	-0.17%	14.63%	7.62%[4]

1	Inception date is April 23, 2001.
2	The returns for Class III Shares prior to September 30, 2004, the commencement of operations of Class III shares, are based upon performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
3	The Russell 1000® Value Index is an unmanaged broad-based Index and a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
4	Since April 23, 2001.

Fees and Expenses

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold Class III Shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class III

Management Fees	0.75%

Distribution (12b-1) Fees	0.25%

Other Expenses (including transfer agency fees)[1,2]	0.11%

Total Annual Fund Operating Expenses	1.11%

1	PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.

2	Includes Acquired Fund Fees and Expenses, which are less than 0.01%.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class III Shares	$113	$353	$612	$1,352

3

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Value V.I. Fund Class III
	For the Year Ended December 31,			For the Period September 30, 2004† to December 31, 2004
	2007‡	2006	2005

Per Share Operating Performance:

Net asset value, beginning of period	$14.97	$14.31	$13.36	$12.70

Investment income — net*	.11	.12	.09	.04

Realized and unrealized gain — net	.76	2.15	2.19	1.59

Total from investment operations	.87	2.27	2.28	1.63

Less dividends and distributions
Investment income — net	(.12)	(.13)	(.08)	(.11)
Realized gain — net	(2.40)	(1.48)	(1.25)	(.86)

Total dividends and distributions	(2.52)	(1.61)	(1.33)	(.97)

Net asset value, end of period	$13.32	$14.97	$14.31	$13.36

Total Investment Return**

Based on net asset value per share	5.69%	15.94%	17.39%	12.80	%††

Ratios to Average Net Assets

Expenses	1.06%	.88%	.85%	.85	%***

Investment income — net	.73%	.78%	.67%	1.31	%***

Supplemental Data

Net assets, end of period (in thousands)	$0	$2	$1	$1

Portfolio turnover	75%	68%	74%	116%

‡	On December 31, 2007, Class III shares were liquidated at the end of period net asset value.
*	Based on average shares outstanding.
**	Total investment returns exclude insurance-related fees and expenses.
***	Annualized.
†	Commencement of operations.
††	Aggregate total investment return.

The following information supplements each Fund’s Prospectus:

The Large Cap Core V.I. and Large Cap Value V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

VAR-LCVI-PR-0508SUP

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference in this supplement to Post-Effective Amendment No. 49 to Registration Statement No. 2-74452 on Form N-1A of our reports dated February 25, 2008 for, BlackRock Large Cap Core V.I. Fund and BlackRock Large Cap Value V.I. Fund (each a “Series”), relating to the financial statements and financial highlights of each of the Series constituting BlackRock Variable Series Funds, Inc. (the “Company”), appearing in the Annual Report on Form N-CSR/A of the Company for the year ended December 31, 2007. We also consent to the references to us under the headings “Financial Highlights” in the Prospectus and “Financial Information” in the Statement of Additional Information, which are part of such Registration Statement.

/s/ Deloitte & Touche LLP

Princeton, New Jersey
December 24, 2008